February 28, 2011

Summary

Prospectus

Legg Mason

Batterymarch

Global

Equity

Fund

Class : Ticker Symbol

A
: CFIPX

B
: SILCX

C
: SILLX

FI

R

R1: LGQUX

I
: SMYIX

1
: LMPEX

Before you
invest, you may want to review the fund’s Prospectus, which contains more information about the fund and its risks. You can find the fund’s Prospectus and other information about the fund, including the fund’s statement of additional information and shareholder reports, online at http://www.leggmason.com/individualinvestors/prospectuses (click on the name of the fund). You can also get this information at no cost by calling the fund at 1-877-721-1926 or by sending an e-mail request to prospectus@leggmason.com, or from your financial intermediary. The fund’s Prospectus, dated February 28, 2011 and as may be amended or further supplemented, the fund’s statement of additional information, dated February 28, 2011 and as may be amended or further supplemented, and the independent registered public accounting firm’s report and financial statements in the fund’s annual report to shareholders, dated October 31, 2010, are incorporated by reference into this Summary Prospectus.

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE
VALUE

Investment objective

The fund seeks long-term capital growth. Dividend income, if any, is incidental to this objective.

Fees and expenses of the fund

The accompanying table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in funds sold by Legg
Mason Investor Services, LLC (“LMIS”), the fund’s distributor. More information about these and other discounts is available from your financial intermediary, in the fund’s Prospectus on page 19 under the heading “Sales charges” and in the fund’s statement of additional information (“SAI”) on page 42 under the heading “Sales Charge Waivers and Reductions.”

Class 1 shares of the fund are not available for purchases or incoming exchanges.

Shareholder fees (paid directly from your investment) (%)

Class A

Class B

Class C

Class FI

Class R

Class R1

Class I

Class 1

Maximum sales charge (load) imposed on purchases (as a % of offering price)

5.75

None

None

None

None

None

None

N/A

  Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption)
(may be reduced over time)

Generally, none

5.00

1.00

None

None

None

None

N/A

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment) (%)

Class A

Class B

Class C

Class FI

Class R

Class R1

Class I

Class 1

Management fees

0.85

0.85

0.85

0.85

0.85

0.85

0.85

0.85

Distribution and service (12b-1) fees

0.25

1.00

1.00

0.25

0.50

1.00

None

None

Other expenses

0.94[1]

1.30[1]

0.96[1]

0.41[2]

0.41[2]

0.41[2]

0.31

1.13

Total annual fund operating expenses

2.04

3.15

2.81

1.51

1.76

2.26

1.16

1.98

Fees forgone and/or expenses reimbursed[3]

(0.54)

(0.90)

(0.56)

(0.01)

(0.01)

(0.01)

—

(0.73)

Total annual fund operating expenses after forgoing fees and/or reimbursing expenses

1.50

2.25

2.25

1.50

1.75

2.25

1.16

1.25

[1]
The expense information in the table has been restated to reflect current fees.

[2]
  “Other expenses” for Class FI, Class R and Class R1 shares have been estimated because no Class FI, Class R or Class R1 shares were outstanding during the fund’s last fiscal year.

[3]

The manager has agreed to forgo fees and/or reimburse operating expenses (other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses) so that total annual operating expenses are not expected to exceed 1.50% for Class A shares, 2.25% for Class B shares, 2.25% for Class C shares, 1.50% for Class FI shares, 1.75% for Class R shares, 2.25% for
Class R1 shares and 1.25% for Class I shares. In addition, total annual fund operating expenses for Class 1 shares are expected to be at least 0.25% lower than total annual fund operating expenses for Class A shares. These arrangements cannot be terminated prior to December 31, 2012 without the Board of Trustees’ consent. The manager is permitted to recapture amounts forgone or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the limits described above.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:

•

You invest $10,000 in the fund for the time periods indicated

•

Your investment has a 5% return each year and the fund’s operating expenses remain the same

•

You reinvest all distributions and dividends without a sales charge

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares ($)

1 Year

3 Years

5 Years

10 Years

Class A (with or without redemption at end of period)

719

1,131

1,567

2,777

Class B (with redemption at end of period)

728

1,190

1,676

3,146

Class B (without redemption at end of period)

228

890

1,576

3,146

Class C (with redemption at end of period)

328

820

1,438

3,105

Class C (without redemption at end of period)

228

820

1,438

3,105

Class FI (with or without redemption at end of period)

153

477

823

1,800

Class R (with or without redemption at end of period)

178

554

954

2,074

Class R1 (with or without redemption at end of period)

228

705

1,208

2,592

Class I (with or without redemption at end of period)

118

368

637

1,408

Class 1 (with or without redemption at end of period)

127

551

1,000

2,248

Portfolio turnover. The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 123% of the average value of its portfolio.

Principal investment strategies

The fund invests primarily in the common stock of
U.S. and non-U.S. issuers, particularly issuers located in countries included in the Morgan Stanley Capital International World Index (the “MSCI World Index”). Under normal circumstances, the fund invests at least 80% of its assets in equity and equity-related securities, and under current market conditions invests at least 40% of its assets in non-U.S. issuers. Although the fund’s focus is on large capitalization securities, the fund may invest in securities of any market capitalization, including medium capitalization and small capitalization securities.

Certain risks

Risk is inherent in all investing. There is no assurance that the fund will meet its investment objective. The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly. You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments. The following is a summary description of certain risks of investing in the fund.

Stock market and equity securities risk. The securities markets are volatile and the market prices of the fund’s securities may decline generally. Securities fluctuate in price based on changes in a company’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the fund fall, the value of your investment in the fund will decline. The recent financial crisis has caused a significant decline in the value and liquidity of many securities. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. The withdrawal of this support could also negatively affect the value and liquidity of certain securities. In addition, legislation recently enacted in the United States calls for changes in many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be fully known for some time.

Issuer
risk. The value of a stock can go up or down more than the market as a whole and can perform differently from the value of the market as a whole, often due to disappointing earnings reports by the issuer, unsuccessful products or services, loss of major customers, major litigation against the issuer or changes in government regulations affecting the issuer or the competitive environment. The fund may experience a substantial or complete loss on an individual stock. Historically, the prices of securities of small and medium capitalization companies have generally gone up or down more than those of large capitalization companies, although even large capitalization companies may fall out of favor with investors.

Liquidity risk. Some securities held by the fund may be difficult to sell, or illiquid, particularly during times of market turmoil. Illiquid securities may also be difficult to value. If the fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the fund may be forced to sell at a loss.

Foreign investments risk. The fund’s investments in securities of foreign issuers involve greater risk than investments in securities of U.S. issuers. Foreign countries in which the fund may invest may have markets that are less liquid and more volatile than U.S. markets and may suffer from political or economic instability. In some foreign countries, less information is available about issuers and markets because of less rigorous accounting and regulatory standards than in the United States. Currency fluctuations could erase investment gains or add to investment losses.

The risks of investing in foreign securities are heightened when investing in issuers in emerging market countries.

Portfolio selection risk. The value of your investment may decrease if the portfolio managers' judgment about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements is incorrect.

Large capitalization company
risk. Large capitalization companies may fall out of favor with investors.

Small and medium capitalization company risk. The fund will be exposed to additional risks as a result of its investments in the securities of small and medium capitalization companies. Small and medium capitalization companies may fall out of favor with investors; may have limited product lines, operating histories, markets or financial resources; or may be dependent upon a limited management group. The prices of securities of small and medium capitalization companies generally are more volatile than those of large capitalization companies and are more likely to be adversely affected than large capitalization companies by changes in earnings results and investor expectations or poor economic or market conditions, including those experienced during a recession. Securities of small and medium capitalization companies may underperform large capitalization companies, may be harder to sell at times and at prices the portfolio managers believe appropriate and may offer greater potential for losses.

Risk of increase in expenses. Your actual costs of investing in the fund may be higher than the expenses shown in “Annual fund operating expenses” for a variety of reasons. For example, expense ratios may be higher than those shown if a fee limitation is changed or terminated or if average net assets decrease. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile.

Portfolio turnover risk. Active and frequent trading may increase a shareholder’s tax liability and transaction costs, which could detract from fund performance.

These risks are discussed in more detail later in the fund’s Prospectus or in the SAI.

Performance

The accompanying bar
chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Class A shares. The table shows the average annual total returns of each class of the fund that has been in operation for at least one full calendar year and also compares the fund’s performance with the average annual total returns of an index or other benchmark. The fund makes updated performance information available at the fund’s website, http://www.leggmason.com/individualinvestors/products/mutual-funds/annualized_performance (select share class), or by calling the fund at 1-877-721-1926.

The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.

Sales charges are not reflected in the accompanying bar chart, and if those charges were included, returns would be less than those shown.

Prior to October 1, 2006, the fund invested at least 80% of its assets in large capitalization issuers and primarily in the common stock of foreign companies, including companies in developing countries.

Total returns (before
taxes) (%)

  Best quarter
(6/30/2003): 17.37% Worst quarter (12/31/2008): (23.17)%

Average annual total returns (for periods ended December 31, 2010) (%)

1 year

5 years

10 years

  Since
inception

  Inception
date

Class A

Return before taxes

4.73

(0.96)

0.70

Return after taxes on distributions

4.31

(2.11)

0.00

Return after taxes on distributions and sale of fund shares

3.07

(1.04)

0.41

Other Classes (Return before taxes only)

Class B

6.09

(0.61)

0.63

Class C

9.20

(0.63)

0.52

Class I

11.22

0.52

N/A

7.21

05/20/2003

Class 1

1.74

N/A

N/A

(6.30)

12/01/2006

MSCI World Index (reflects no deductions for fees, expenses or taxes)[1]

11.76

2.43

2.31

[1]

For Class I and Class 1 shares, each for the period from the class’ commencement of operations to December 31, 2010, the average annual total return of the MSCI World Index was 7.96% and (1.00)%, respectively.

The after-tax returns are shown only for Class A shares,
are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class A will vary from returns shown for Class A.

Management

Investment manager: Legg Mason Partners Fund Advisor, LLC

Subadviser: Batterymarch Financial Management, Inc. (“Batterymarch“)

Portfolio managers: Stephen A. Lanzendorf, CFA, Adam J. Petryk, CFA and Michael McElroy, CFA. Mr. Lanzendorf (Deputy Chief
Investment Officer, Senior Portfolio Manager and co-head of Batterymarch’s Developed Markets team), Mr. Petryk (Deputy Chief Investment Officer, Senior Portfolio Manager and co-head of Batterymarch’s Developed Markets team) and
Mr. McElroy (a Director and Senior Portfolio Manager of Batterymarch’s Developed Markets team) have been portfolio managers since January 2011, April 2008 and December 2006, respectively.

Purchase and sale of fund shares

You may purchase, redeem or exchange shares of the fund each day the New York Stock Exchange is open, at the fund’s net asset value determined after receipt of your request in good order, subject to any applicable sales charge.

The fund’s initial and subsequent investment
minimums generally are as follows:

Investment minimum initial/additional investment ($)

Class A

Class B

Class C

Class FI

Class R

Class R1

Class I

Class 1[1]

General

1,000/50

1,000/50

1,000/50

N/A

N/A

N/A

N/A

N/A

Uniform Gifts or Transfers to Minor Accounts

1,000/50

1,000/50

1,000/50

N/A

N/A

N/A

N/A

N/A

IRAs

250/50

250/50

250/50

N/A

N/A

N/A

N/A

N/A

SIMPLE IRAs

None/None

None/None

None/None

N/A

N/A

N/A

N/A

N/A

Systematic Investment Plans

50/50

50/50

50/50

N/A

N/A

N/A

N/A

N/A

Clients of Eligible Financial Intermediaries

None/None

N/A

N/A

None/None

N/A

N/A

None/None

N/A

  Retirement plans with omnibus accounts held on the books
of the fund

None/None

N/A

None/None

None/None

None/None

None/None

None/None

N/A

Other retirement plans

None/None

None/None

None/None

N/A

N/A

N/A

N/A

N/A

Institutional Investors

1,000/50

1,000/50

1,000/50

N/A

N/A

N/A

1 million/None

N/A

[1]
Class 1 shares are not available for purchases and incoming exchanges.

Your financial intermediary may impose different investment minimums.

For more
information about how to purchase, redeem or exchange shares, and to learn which classes of shares are available to you, you should contact your financial intermediary, or, if you hold your shares or plan to purchase shares through the fund, you should contact the fund by phone at 1-877-721-1926 or by mail at Legg Mason Funds, P.O. Box 55214, Boston, MA 02205-8504.

Tax
information

The fund’s distributions are taxable as ordinary income or capital gain, except when your investment is through an IRA,
401(k) or other tax-advantaged account.

Payments to broker/dealers and other financial intermediaries

The fund’s related companies may pay broker/dealers or other financial intermediaries (such as a bank or an insurance company) for the sale of fund shares and related services. These payments create a conflict of interest by influencing your broker/dealer or other intermediary or its employees or associated persons to recommend the fund over another investment. Ask your financial adviser or visit your financial intermediary’s website for more information.

FD02534SP 02/11